Fair Value Measurements	9 Months Ended
Sep. 30, 2024
Nickel Road Operating LLC [Member]
Restructuring Cost and Reserve [Line Items]
Fair Value Measurements

Note 5 – Fair Value Measurements

The Company follows ASC 820, Fair Value Measurements and Disclosures, which establishes a hierarchy for the inputs utilized in measuring fair value. The hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets;

Level 2 – Quoted prices for similar assets or liabilities in active markets; and

Level 3 – Unobservable inputs for the asset or liability, such as discounted cash models.

Nickel Road Operating LLC and Subsidiaries

Notes to Consolidated Financial Statements

The Company did not have any assets or liabilities measured at fair value on a recurring basis as of September 30, 2024. The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023:

	Fair Value Measurement at December 31, 2023
	Level 1	Level 2	Level 3	Total

Derivative instruments	$-	$270,925	$-	$270,925
Total assets and liabilities measured at fair value	$-	$270,925	$-	$270,925

The inputs used to determine such fair value are primarily based upon observable market data for similar instruments, including the forward curve for commodity prices based on quoted market prices and would be classified within Level 2.

The Company follows the provisions of ASC 820 for nonfinancial assets and liabilities measured at fair value on a non-recurring basis. These provisions apply to the Company’s initial measurement and any subsequent revisions of oil and gas properties and asset retirement obligations, for which fair value is calculated using discounted future cash flows derived from management’s expectations. Significant Level 3 inputs are used in the fair value measurements of oil and gas properties and asset retirement obligations, see Note 1, Organization and Summary of Significant Accounting Policies, for additional disclosure of these inputs.